As filed with the U.S. Securities and
Exchange Commission on August 20, 2013
Registration Nos. 33-1857 and 811-4503

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 39	[ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]

Amendment No. 40	[ X ]

AQUILA MUNICIPAL TRUST*
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)

(212) 697-6666
(Registrant's Telephone Number)
Diana P. Herrmann
Aquila Investment Management LLC
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:

Roger P. Joseph, Esq.
Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
[ X ]	This post-effective amendment designates a new effective date for a previous post-effective amendment.

It is proposed that this filing will become effective on September 19, 2013 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

*This filing relates solely to Aquila Tax-Free Fund of Colorado, Aquila Tax-Free Fund of Kentucky, Aquila Narragansett Tax-Free Income Fund and Aquila Tax-Free Fund For Utah, each a series of the Registrant.

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 33-1857 ) and Amendment No. 36 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-4503) pursuant to Rule 485(a) on May 9, 2013 (Accession Number 0000784056-13-000017) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until September 19, 2013.

AQUILA MUNICIPAL TRUST

PART C: OTHER INFORMATION

ITEM 28 EXHIBITS

(a)		Supplemental Declaration of Trust (xx)
(b)		By-laws (xii)
(c)		See Amended and Restated Declaration of Trust and By-laws filed under Items 28(a) and 28(b).

(d)	(i)	Advisory and Administration Agreement - Tax Free Trust of Arizona (xvii)
	(ii)	Advisory and Administration Agreement - Aquila Tax-Free Fund of Colorado (xx)

	(iii)	Advisory and Administration Agreement - Aquila Churchill Tax-Free Fund of Kentucky (xx)

	(iv)	Advisory and Administration Agreement - Aquila Narragansett Tax-Free Income Fund (xx)

	(v)	Advisory and Administration Agreement - Aquila Tax-Free Fund For Utah (xx)

	(vi)	Sub-Advisory Agreement - Aquila Tax-Free Fund of Colorado (xx)

	(vii)	Sub-Advisory Agreement - Aquila Narragansett Tax-Free Income Fund (xx)

	(viii)	Investment Advisory Fee Waiver Agreement - Aquila Tax-Free Fund of Colorado (xx)

	(ix)	Expense Waiver Letter - Aquila Narragansett Tax-Free Income Fund (xx)

	(x)	Expense Waiver Letter - Aquila Tax-Free Fund For Utah (xx)

(e)	(i)	Distribution Agreement - Tax Free Trust of Arizona (vi)

	(ii)	Anti-Money Laundering Amendment to Distribution Agreement - Tax Free Trust of Arizona (x)
	(iii)	Sales Agreement for Brokerage Firms (iv)
	(iv)	Sales Agreement for Financial Institutions (iv)
	(v)	Sales Agreement for Investment Advisers (iv)
	(vi)	Shareholder Services Agreement - Tax Free Trust of Arizona (ix)
	(vii)	Distribution Agreement - Aquila Tax-Free Fund of Colorado (xx)
	(viii)	Distribution Agreement - Aquila Churchill Tax-Free Fund of Kentucky (xx)

	(ix)	Distribution Agreement - Aquila Narragansett Tax-Free Income Fund (xx)

	(x)	Distribution Agreement - Aquila Tax-Free Fund For Utah (xx)

	(xi)	Anti-Money Laundering Amendment to Distribution Agreement - Aquila Tax-Free Fund of Colorado (xx)

	(xii)	Anti-Money Laundering Amendment to Distribution Agreement - Aquila Churchill Tax-Free Fund of Kentucky (xx)

	(xiii)	Anti-Money Laundering Amendment to Distribution Agreement - Aquila Narragansett Tax-Free Income Fund (xx)

	(xiv)	Anti-Money Laundering Amendment to Distribution Agreement - Aquila Tax-Free Fund For Utah (xx)

	(xv)	Shareholder Services Agreement - Aquila Tax-Free Fund of Colorado (xx)

	(xvi)	Shareholder Services Agreement - Aquila Churchill Tax-Free Fund of Kentucky (xx)

	(xvii)	Shareholder Services Agreement - Aquila Narragansett Tax-Free Income Fund (xx)

	(xviii)	Shareholder Services Agreement - Aquila Tax-Free Fund For Utah (xx)

(f)		Not applicable
(g)	(i)	Custody Agreement - Tax Free Trust of Arizona (iv)
	(ii)	Custody Agreement - Aquila Tax-Free Fund of Colorado (xx)

	(iii)	Custody Agreement - Aquila Churchill Tax-Free Fund of Kentucky (xx)

	(iv)	Custody Agreement - Aquila Narragansett Tax-Free Income Fund (xx)

	(v)	Custody Agreement - Aquila Tax-Free Fund For Utah (xx)

(h)	(i)	Transfer Agency Agreement - Tax Free Trust of Arizona (v)

	(ii)	Anti-Money Laundering Amendment to Transfer Agency Agreement - Tax Free Trust of Arizona (x)

	(iii)	Customer Identification Services Amendment to Transfer Agency Agreement - Tax Free Trust of Arizona (x)

	(iv)	Transfer Agency Agreement - Aquila Tax-Free Fund of Colorado (xx)

	(v)	Transfer Agency Agreement - Aquila Churchill Tax-Free Fund of Kentucky (xx)

	(vi)	Transfer Agency Agreement - Aquila Narragansett Tax-Free Income Fund (xx)

	(vii)	Transfer Agency Agreement - Aquila Tax-Free Fund For Utah (xx)

	(viii)	Anti-Money Laundering Amendment to Transfer Agency Agreement - Aquila Tax-Free Fund of Colorado (xx)

	(ix)	Anti-Money Laundering Amendment to Transfer Agency Agreement - Aquila Churchill Tax-Free Fund of Kentucky (xx)

	(x)	Anti-Money Laundering Amendment to Transfer Agency Agreement - Aquila Narragansett Tax-Free Income Fund (xx)

	(xii)	Anti-Money Laundering Amendment to Transfer Agency Agreement - Aquila Tax-Free Fund For Utah (xx)

	(xiii)	Customer Identification Services Amendment to Transfer Agency Agreement - Aquila Tax-Free Fund of Colorado (xx)

	(xiv)	Customer Identification Services Amendment to Transfer Agency Agreement - Aquila Churchill Tax-Free Fund of Kentucky (xx)

	(xv)	Customer Identification Services Amendment to Transfer Agency Agreement - Aquila Narragansett Tax-Free Income Fund (xx)

	(xvi)	Customer Identification Services Amendment to Transfer Agency Agreement - Aquila Tax-Free Fund For Utah (xx)

(i)	(i)	Opinion of counsel - Tax Free Trust of Arizona (xiv)

	(ii)	Opinion of counsel - Aquila Tax-Free Fund of Colorado (xxi)

	(iii)	Opinion of counsel - Aquila Churchill Tax-Free Fund of Kentucky (xxi)

	(iv)	Opinion of counsel - Aquila Narragansett Tax-Free Income Fund (xxi)

	(v)	Opinion of counsel - Aquila Tax-Free Fund For Utah (xxi)

(j)		Consent of Independent Registered Public Accounting Firm (xxi)
(k)		Not applicable
(l)		Not applicable
(m)	(i)	Distribution Plan - Tax Free Trust of Arizona (xvi)
(m)	(ii)	Shareholder Services Plan- Tax Free Trust of Arizona (iv)

	(iii)	Distribution Plan - Aquila Tax-Free Fund of Colorado (xx)

	(iv)	Distribution Plan - Aquila Churchill Tax-Free Fund of Kentucky (xx)

	(v)	Distribution Plan - Aquila Narragansett Tax-Free Income Fund (xx)

	(vi)	Distribution Plan - Aquila Tax-Free Fund For Utah (xx)

	(vii)	Shareholder Services Plan - Aquila Tax-Free Fund of Colorado (xx)

	(viii)	Shareholder Services Plan - Aquila Churchill Tax-Free Fund of Kentucky (xx)

	(ix)	Shareholder Services Plan - Aquila Narragansett Tax-Free Income Fund (xx)

	(x)	Shareholder Services Plan - Aquila Tax-Free Fund For Utah (xx)

(n)	(i)	Plan pursuant to Rule 18f-3 under the 1940 Act - Tax Free Trust of Arizona (xviii)

	(ii)	Plan pursuant to Rule 18f-3 under the 1940 Act - Aquila Tax-Free Fund of Colorado (xx)

	(iii)	Plan pursuant to Rule 18f-3 under the 1940 Act - Aquila Churchill Tax-Free Fund of Kentucky (xx)

	(iv)	Plan pursuant to Rule 18f-3 under the 1940 Act - Aquila Narragansett Tax-Free Income Fund (xx)

	(v)	Plan pursuant to Rule 18f-3 under the 1940 Act - Aquila Tax-Free Fund For Utah (xx)

(o)		Reserved
(p)		Codes of Ethics
	(i)	The Trust (xviii)
	(ii)	The Manager and the Distributor (xviii)
	(iii)	Code of Ethics of Citizens Investment Advisors (xx)

	(iv)	Code of Ethics of Davidson Fixed Income Management Inc. doing business as Kirkpatrick Pettis Capital Management (xx)

N/A		Powers of Attorney (xviii)

---------------------------
(i)		Filed as an exhibit to Registrant’s Post-Effective Amendment No. 11 dated January 12, 1996, and incorporated herein by reference.
(ii)		Filed as an exhibit to Registrant’s Post-Effective Amendment No. 13 dated March 22, 1996 and incorporated herein by reference.
(iii)		Filed as an exhibit to Registrant’s Post-Effective Amendment No. 14 dated October 31, 1996 and incorporated herein by reference.
(iv)		Filed as an exhibit to Registrant’s Post-Effective Amendment No. 15 dated October 29, 1997 and incorporated herein by reference.
(v)		Filed as an exhibit to Registrant’s Post-Effective Amendment No. 16 dated October 28, 1999 and incorporated herein by reference.
(vi)		Filed as an exhibit to Registrant’s Post-Effective Amendment No. 18 dated October 28, 1999 and incorporated herein by reference.
(vii)		Filed as an exhibit to Registrant’s Post-Effective Amendment No. 19 dated October 31, 2000 and incorporated herein by reference.
(viii)		Filed as an exhibit to Registrant’s Post-Effective Amendment No. 20 dated October 17, 2001 and incorporated herein by reference.
(ix)		Filed as an exhibit to Registrant’s Post-Effective Amendment No. 21 dated October 22, 2002 and incorporated herein by reference.
(x)		Filed as an exhibit to Registrant’s Post-Effective Amendment No. 22 dated October 29, 2003 and incorporated herein by reference.
(xi)		Filed as an exhibit to Registrant’s Post-Effective Amendment No. 24 dated October 28, 2004 and incorporated herein by reference.
(xii)		Filed as an exhibit to Registrant’s Post-Effective Amendment No. 25 dated October 21, 2005 and incorporated herein by reference.
(xiii)		Filed as an exhibit to Registrant’s Post-Effective Amendment No. 26 dated October 23, 2006 and incorporated herein by reference.
(xiv)		Filed as an exhibit to Registrant’s Post-Effective Amendment No. 27 dated October 16, 2007 and incorporated herein by reference.
(xv)		Filed as an exhibit to Registrant’s Post-Effective Amendment No. 28 dated October 30, 2008 and incorporated herein by reference.
(xvi)		Filed as an exhibit to Registrant’s Post-Effective Amendment No. 29 dated October 22, 2009 and incorporated herein by reference.
(xvii)		Filed as an exhibit to Registrant’s Post-Effective Amendment No. 30 dated October 28, 2010 and incorporated herein by reference.
(xviii)		Filed as an exhibit to Registrant’s Post-Effective Amendment No. 31 dated October 21, 2011 and incorporated herein by reference.
(xix)		Filed as an exhibit to Registrant’s Post-Effective Amendment No. 33 dated October 24, 2012 and incorporated herein by reference.
(xx)		Filed as an exhibit to Registrant's Registration Statement on Form N-14 dated April 22, 2013 and incorporated herein by reference.

(xxi)		To be added by amendment.

ITEM 29. Persons Controlled By Or Under Common Control With Registrant

None.

ITEM 30. Indemnification

Subdivision (c) of Section 12 of Article SEVENTH of Registrant’s Supplemental Declaration of Trust Amending and Restating the Declaration of Trust, filed as an exhibit to Registrant's Registration Statement on Form N-14 dated April 22, 2013, is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. Business & Other Connections of Investment Adviser

The business and other connections of Aquila Investment Management LLC, the Funds’ Investment Adviser and Manager is set forth in the prospectus (Part A).  For information as to the business, profession, vocation, or employment of a substantial nature of its Directors and officers, reference is made to the Form ADV filed by it under the Investment Advisers Act of 1940.

Davidson Fixed Income Management, Inc. doing business as Kirkpatrick Pettis Capital Management, the Sub-Adviser of Aquila Tax-Free Fund of Colorado, is a registered investment adviser. The Sub-Adviser is an independent registered investment adviser that does business in Colorado and Oregon as Kirkpatrick Pettis Capital Management. The Sub-Adviser provides a wide range of fixed-income investment management services for organizations including non-profit entities, higher education institutions, state governments, school districts, and all levels of local government.  The Sub-Adviser and its predecessor companies have served as investment sub-adviser to Aquila Tax-Free Fund of Colorado and its predecessor since 1992. The Sub-Adviser has approximately $6.7 billion in assets under management. It has a local office at 1600 Broadway, Denver, Colorado 80202 and is a wholly-owned subsidiary of Davidson Companies, based at 8 Third Street North, Great Falls, Montana.  For information about the business, profession, vocation, or employment of a substantial nature of the investment adviser, its directors, and its officers, reference is made to the Form ADV filed by it under the Investment Adviser's Act of 1940.

Citizens Investment Advisors, the Sub-Adviser of Aquila Narragansett Tax-Free Income Fund, is a department of RBS Citizens, N.A., a bank subsidiary of Citizens Financial Group, Inc. (“CFG”). CFG is a wholly-owned subsidiary of The Royal Bank of Scotland, PLC (“RBSG”). The Treasury (“HMT”) of the United Kingdom (“U.K.”) has a significant interest in RBSG.  The investment is managed on a commercial basis by an arms-length company, UK Financial Investments Limited, which is wholly owned by HMT. CFG is a $130 billion commercial bank holding company. It is headquartered in Providence, Rhode Island, and, through its subsidiaries, has more than 1,460 branches, more than 3,800 ATMs and approximately 19,200 employees. It operates its branch network in 12 states and has non-branch retail and commercial offices in more than 30 states.

Through RBS Citizens, N.A., CFG provides a full range of financial services to individuals, businesses, and governmental units. CFG's headquarters are at One Citizens Plaza, Providence, Rhode Island 02903. For information as to the business, profession, vocation, or employment of a substantial nature of the directors and officers of Citizens Financial Group, reference is made to the Form ADV filed by it under the Investment Advisers Act of 1940.

ITEM 32.                      Principal Underwriters

(a)           Aquila Distributors, Inc. serves as principal underwriter to the following Funds: Aquila Three Peaks Opportunity Growth Fund, Aquila Three Peaks High Income Fund, Aquila Churchill Tax-Free Fund of Kentucky, Hawaiian Tax-Free Trust, Aquila Narragansett Tax- Free Income Fund, Aquila Tax-Free Fund For Utah, Aquila Tax-Free Fund of Colorado, Aquila Tax-Free Trust of Arizona and Tax-Free Trust of Oregon.

(b)           For information about the directors and officers of Aquila Distributors, Inc., reference is made to the Form BD filed by it under the Securities Exchange Act of 1934.

(c)           Not applicable.

ITEM 33. Location of Accounts and Records

All such accounts, books, and other documents are maintained by the adviser, the administrator, the sub-adviser, the custodian, and the transfer agent, whose addresses appear on the back cover pages of the Prospectus and Statement of Additional Information.

ITEM 34. Management Services

Not applicable.

ITEM 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 20th day of August, 2013.

AQUILA MUNICIPAL TRUST
(Registrant)

By: /s/ Diana P. Herrmann
Diana P. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on August 20, 2013.

SIGNATURE	TITLE

/s/ Diana P. Herrmann*
Diana P. Herrmann	Trustee and President

/s/ Tucker Hart Adams*
Tucker Hart Adams	Trustee

/s/ Ernest Calderón *
Ernest Calderón	Trustee

/s/ Thomas A. Christopher *
Thomas A. Christopher	Trustee

/s/ Gary C. Cornia *
Gary C. Cornia	Trustee

/s/ Grady Gammage, Jr.*
Grady Gammage, Jr.	Chair of the Board of Trustees

/s/ Lyle W. Hillyard *
Lyle W. Hillyard	Trustee

/s/ John C. Lucking *
John C. Lucking	Trustee

/s/ Anne J. Mills *
Anne J. Mills	Trustee

/s/ Joseph P. DiMaggio
Joseph P. DiMaggio	Chief Financial Officer and Treasurer

* By:            /s/ Diana P. Herrmann
Diana P. Herrmann
*Attorney-in-Fact, pursuant to Power of Attorney